Borrowings - Schedule of Future Maturities of Long-Term Borrowings (Details)	Mar. 31, 2026 USD ($)
Schedule of Future Maturities of Long-Term Borrowings [Abstract]
2027	$ 1,790,579
2028	1,512,365
2029	42,681
2030	43,870
2031	9,827,860
Thereafter	89,965
Total long-term borrowings	$ 13,307,320